Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future minimum rental commitments, by fiscal year and in the aggregate

Future minimum rental commitments, by fiscal year and in the aggregate, is provided below (in thousands):

December 31, 2012
2013	$636
2014	755
2015	189
Thereafter	—
Total minimum lease payments	$1,580